Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

10. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Share options	794,665	2,014,692	1,437,201
Non-vested restricted shares	1,425,502	142,018	2,561,347

Total share-based compensation	2,220,167	2,156,710	3,998,548

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $5.62, $12.09 and nil per share, respectively. There were nil, 66,961 and 75,694 options exercised during the years ended December 31, 2010, 2011 and 2012, respectively.

Option modification

In January 2012, the Company modified the exercise price for certain outstanding options that have been granted under the Company’s 2008 and 2010 share incentive plans but not exercised as of January 16, 2012 in order to provide appropriate incentives to the relevant employees, officers and directors of the Company. The exercise prices of the eligible options were modified to be US$12.12 per ordinary share, or US$6.06 per ADS, which represents the average closing price of the Company’s ADSs traded on the New York Stock Exchange during the preceding week of the modifications, with other conditions remaining unchanged. The Company compared the fair value of the modified options against the original awards as of the modification date and concluded that there is $0.7 million incremental compensation cost related to options not yet vested to be recognized over the remaining vesting period and $0.2 million incremental compensation cost related to options already vested to be recognized immediately as of date of modification. The weighted average exercise price before and after the modification are $19.81 and $12.12 per ordinary share, respectively.

The Company converted the options that were granted under the Company’s 2008 and 2010 share incentive plans but unvested as of May 21, 2012 into restricted shares.  The conversion reduced the number of options and made the exercise prices to be zero, but other conditions remaining unchanged. The Company compared the fair value of the modified options against the original awards as of the modification date and concluded that there is $2.2 million incremental compensation cost related to restricted shares not yet vested to be recognized over the remaining vesting period. The weighted average exercise price before and after the modification are $9.52 and nil per ordinary share, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2010	2011	2012
Average risk-free rate of return	2.63%	2.52%	2.00%
Weighted average expected option life	6 years	6 years	5.3 years
Estimated volatility	42.63%	49.7%	53.7%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during 2012:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2012	1,353,059	11.78	8.6 years	5,363,141
Exercised	(75,694)	4.23
Forfeited	(91,598)	6.94
Replaced by restricted shares	(783,688)	14.27

Outstanding as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Vested and expected to vest as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Exercisable as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

As of December 31, 2012, there was nil unrecognized compensation expense related to unvested share options.

Non-vested Restricted Shares:

On September 3, 2007, concurrent with the issuance of Series A Shares, four of the Founders, who are also key members of Group management, entered into an arrangement whereby all of their 10,800,000 ordinary shares became subject to transfer restrictions. In addition, such shares were subject to repurchase by the Company or, in certain circumstances, the holders of Series A Shares, upon voluntary or involuntary termination of employment by those Founders (the “Repurchase Right”). The Repurchase Right terminated over the four years, commencing September 3, 2007 in the following manner: (i) 25% on the first anniversary of Series A offering; (ii) for the remaining 75%, in 36 equal monthly installments thereafter. The repurchase price was the par value of the ordinary shares. Those Founders retained the voting rights of such non-vested restricted shares and any additional securities or cash received as the result of ownership of such shares, such as a share dividend, became subject to restriction in the same manner. This arrangement was accounted for as a reverse stock split followed by the grant of a restricted stock award under a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of September 3, 2007 and was recognizing the amount as compensation expense over the four year deemed service period using a graded vesting attribution model for each separately vesting portion of the non-vested restricted shares. In June 2010, the Repurchase Right was removed and the unrecognized share-based compensation of $919,221 was immediately recognized as an expense in the consolidated statements of operations.

On October 18, 2010, the Group granted 150,000 restricted shares to one executive officer to replace options previously granted under the 2008 Plan. The purchase price of the restricted shares of $5.58 per share is payable at the time of vesting, which was also the exercise price of the options that were replaced. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. As a result, the Group is accounting for the restricted shares as options. The modification did not result in any incremental compensation expense. In May 2012, the Company modified the purchase price of the unvested restricted shares as of May 21, 2012 from $5.58 per share to zero, but other conditions remaining unchanged. The Company compared the fair value of the modified restricted shares against the original awards as of the modification date and concluded that there is $0.2 million incremental compensation cost to be recognized in the next 2 years.

On November 10, 2012, the Group granted 11,000 non-vested restricted shares to two independent directors under the 2010 plan. 25% of the restricted shares were immediately vested, 25% will vest on May 10, 2013 and the remaining 50% will vest on November 10, 2013.

A summary of non-vested restricted share activity during the year ended December 31, 2012 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2012	84,375	3.95
Shares granted upon conversion of options	632,500	9.50
Granted	11,000	9.90
Vested	(241,248)	8.89
Forfeited	(18,740)	9.50

Non-vested as of December 31, 2012	467,887	8.82

The total fair value of non-vested restricted shares vested in 2010, 2011 and 2012 was $1,370,250, $259,219 and $ 2,144,851, respectively.

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. As of December 31, 2012, there was $ 6,849,214 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2 years.